Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per share
Shares excluded from the calculation of diluted earnings (loss) per share	78	59	47
Amounts attributable to ABB shareholders
Income from continuing operations, net of tax	$ 1,930	$ 2,570	$ 2,824
Income (loss) from discontinued operations, net of tax	3	24	(37)
Net income attributable to ABB	$ 1,933	$ 2,594	$ 2,787
Weighted-average number of shares outstanding (in shares)	2,226	2,288	2,297
Income from continuing operations (in dollars per share)	$ 0.87	$ 1.12	$ 1.23
Income (loss) from discontinued operations, net of tax (in dollars per share)		0.01	(0.02)
Net income (in dollars per share)	$ 0.87	$ 1.13	$ 1.21
Amounts attributable to ABB shareholders:
Income from continuing operations, net of tax	$ 1,930	$ 2,570	$ 2,824
Income (loss) from discontinued operations, net of tax	3	24	(37)
Net income attributable to ABB	$ 1,933	$ 2,594	$ 2,787
Weighted-average number of shares outstanding (in shares)	2,226	2,288	2,297
Effect of dilutive securities:
Call options and shares	4	7	8
Adjusted weighted-average number of shares outstanding (in shares)	2,230	2,295	2,305
Income from continuing operations (in dollars per share)	$ 0.87	$ 1.12	$ 1.23
Income (loss) from discontinued operations, net of tax (in dollars per share)		0.01	(0.02)
Net income (in dollars per share)	$ 0.87	$ 1.13	$ 1.21